Contracts, acquisitions and agreements (Details Narrative) $ / shares in Units, $ in Thousands						12 Months Ended
	Dec. 26, 2024 shares	Apr. 22, 2024 CAD ($)	May 30, 2023 ARS ($) shares	May 03, 2023 USD ($)	Feb. 17, 2023 USD ($) shares	Jan. 31, 2025 CAD ($)	Dec. 27, 2024 $ / shares
Enel Argentina SA [Member]
IfrsStatementLineItems [Line Items]
Acquisition of shares | shares					531,273,928
Represent of capital stock percentage					75.68%
Total purchase price					$ 48,000,000
Proener SAU [Member]
IfrsStatementLineItems [Line Items]
Owners shares | shares			65,100
Shares acquisition price			$ 94,189
Estancia Celina SA [Member]
IfrsStatementLineItems [Line Items]
Total purchase price				$ 29,881,340
Abra Silver Resource Corp. [Member]
IfrsStatementLineItems [Line Items]
Increase percentage of additional share subscription		4.00%
Transaction price amounted		$ 10,000,000
Abra Silver Resource Corp. [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Increase percentage of additional share subscription						9.90%
Additional share subscription amount						$ 25,741,477
Lithium 3 C Pte Ltd. [Member]
IfrsStatementLineItems [Line Items]
Subscription shares | shares	55,000,000
Percentage of share capital voting rights	27.50%
Percentage of share capital	100.00%
Subscription price per share | $ / shares							$ 0.3636
Initial payment price per share | $ / shares							$ 0.0636